NOTE 10 - PENSION PLANS (Detail) - Schedule of Expected Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
2013	$ 490
2014	491
2015	479
2016	471
2017	460
Years 2018 –2022	$ 2,330